United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09018

                         AMERICAN BEACON MILEAGE FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2006

                   Date of reporting period: September 30, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon Money Market Mileage Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended September 30, 2006 is provided below.




AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

                                                            PAR
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 1.07%
   Metropolitan Life Insurance Co., 5.45%, Due
      1/3/2007 ......................................   $  150,000   $   150,000
                                                                     -----------
MEDIUM-TERM NOTES - 32.13%
   Abbey National Treasury Services, PLC, 5.377%,
      Due 6/29/2007 ++ ..............................      310,215       310,344
   ABN Amro Bank NV, 5.464%, Due 5/11/2007 ++ .......       23,170        23,182
   American Honda Finance Corp.,
      5.537%, Due 10/10/2006 ++ # ...................       30,000        30,000
      5.498%, Due 10/18/2006 ++ # ...................       47,000        47,000
      5.44%, Due 11/7/2006 ++ # .....................       55,000        55,000
      5.35%, Due 12/12/2006 ++ # ....................       63,000        62,999
      5.647%, Due 1/16/2007 ++ # ....................       25,000        25,011
      5.45%, Due 1/26/2007 ++ # .....................       50,000        49,999
      5.523%, Due 2/20/2007 ++ # ....................       10,000        10,006
      5.467%, Due 7/10/2007 ++ # ....................       33,040        33,042
      5.541%, Due 7/23/2007 ++ # ....................       10,000        10,007
   ASIF Global Financing,
      5.47%, Due 12/11/2006 ++ # ....................       30,000        30,006
      5.398%, Due 2/23/2007 ++ # ....................      238,250       238,253
      5.508%, Due 5/3/2007 ++ # .....................      107,200       107,260
   Citigroup Global Markets Holdings, Inc.,
      5.50%, Due 12/12/2006 ++ ......................       28,933        28,940
      5.46%, Due 3/16/2007 ++ .......................      149,300       149,367
   Citigroup, Inc., 5.451%, Due 6/4/2007 ++ .........      165,275       165,355
   Credit Suisse USA, Inc.,
      5.905%, Due 2/15/2007 ++ ......................       32,604        32,665
      6.064%, Due 3/28/2007 ++ ......................       10,000        10,036
      5.58%, Due 4/5/2007 ++ ........................      215,443       215,561
   General Electric Capital Corp.,
      5.48%, Due 3/9/2007 ++ ........................       32,500        32,519
      5.447%, Due 6/22/2007 ++ ......................      225,904       226,064
      5.43%, Due 10/17/2007 ++ ......................      180,000       180,000
   Goldman Sachs Group, Inc.,
      5.66%, Due 10/27/2006 ++ ......................       50,000        50,006
      5.467%, Due 3/30/2007 ++ ......................       64,000        64,039
      5.504%, Due 5/11/2007 ++ ......................       70,820        70,864
   HBOS Treasury Services PLC, 5.58%, Due
      1/12/2007 ++ # ................................       20,000        20,008
   HSBC Finance Corp.,
      5.59%, Due 2/9/2007 ++ ........................       20,715        20,730
      5.44%, Due 2/28/2007 ++ .......................       23,500        23,506
      5.486%, Due 5/10/2007 ++ ......................       39,000        39,015
      5.64%, Due 7/27/2007 ++ .......................       86,525        86,655
      5.412%, Due 10/4/2007 ++ ......................      115,000       115,085
   JP Morgan Chase & Co., 5.52%, Due 12/12/2006 ++ ..       24,500        24,507
   MBNA Europe Funding Plc, 5.49%, Due 9/7/2007 ++ #.      140,525       140,687

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                            PAR
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (DOLLARS IN THOUSANDS)
   Merrill Lynch & Co., Inc.,
      5.55%, Due 10/19/2006 ++ ......................   $  153,000   $   153,004
      5.66%, Due 10/27/2006 ++ ......................       48,100        48,106
      5.365%, Due 5/29/2007 ++ ......................       52,000        51,994
      5.43%, Due 8/24/2007 ++ .......................       39,830        39,851
   Monumental Global Funding II, 5.378%,
      Due 12/27/2006 ++ # ...........................       40,000        40,002
   Morgan Stanley,
      5.50%, Due 11/9/2006 ++ .......................       40,000        40,003
      5.64%, Due 1/12/2007 ++ .......................       21,700        21,712
      5.615%, Due 7/27/2007 ++ ......................       58,595        58,679
   PACCAR Financial Corp., 5.311%, Due
      12/4/2006 ++ ..................................      125,000       124,989
   Toyota Motor Credit Corp.,
      5.29%, Due 11/6/2006 ++ .......................       45,000        45,000
      5.357%, Due 3/22/2007 ++ ......................       30,000        30,004
      5.416%, Due 8/10/2007 ++ ......................       60,000        60,017
      5.36%, Due 9/14/2007 ++ .......................       95,000        95,022
   Wachovia Corp.,
      5.54%, Due 2/6/2007 ++ ........................      153,925       153,972
      5.591%, Due 7/20/2007 ++ ......................      179,152       179,318
   Wells Fargo & Co.,
      5.449%, Due 3/23/2007 ++ ......................      266,100       266,225
      5.424%, Due 9/28/2007 ++ ......................      226,020       226,259
      5.34%, Due 10/15/2007 ++ # ....................      150,000       150,000
                                                                     -----------
   TOTAL MEDIUM-TERM NOTES ..........................                  4,511,875
                                                                     -----------
PROMISSORY NOTES - 2.14%
   Goldman Sachs Group, Inc., 5.50%,
      Due 2/9/2007 ++ # .............................      300,000       300,000
                                                                     -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 31.81%
   Abbey National Treasury Services, PLC, 5.597%,
      Due 1/16/2007 ++ # ............................       54,000        54,026
   Allied Irish Banks Plc, 5.415%, Due 5/3/2007 ++ ..       50,000        49,987
   Bank of Nova Scotia, 5.327%, Due 6/20/2007 ++ ....      200,000       199,968
   BB&T Corp.,
      5.458%, Due 1/24/2007 ++ ......................      150,000       149,999
      5.461%, Due 6/4/2007 ++ .......................       76,380        76,434
      5.396%, Due 8/10/2007 ++ ......................       50,000        49,996
   BNP Paribas, 5.33%, Due 6/20/2007 ++ .............      450,000       449,936
   Canadian Imperial Bank of Commerce, 5.568%,
      Due 4/2/2007 ++ ...............................       39,000        39,019
   Caylon,
      5.416%, Due 8/10/2007 ++ ......................      342,000       341,990
      5.33%, Due 9/13/2007 ++ .......................      185,700       185,653
      5.448%, Due 10/3/2007 ++ ......................       67,500        67,486
   Credit Suisse USA, Inc.,
      5.37%, Due 6/12/2007 ++ .......................      150,000       150,000
      5.384%, Due 8/13/2007 ++ ......................       50,000        50,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                            PAR
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (DOLLARS IN THOUSANDS)
   HSBC Bank USA,
      5.41%, Due 12/14/2006 ++ ......................   $  243,700   $   243,723
      5.46%, Due 9/21/2007 ++ .......................      203,550       203,764
   JP Morgan Chase Bank, NA, 5.55%, Due
      1/12/2007 ++ ..................................       63,000        63,013
   M&I Marshall & Ilsley Bank, 5.474%, Due
      8/1/2007 ++ ...................................       50,000        50,000
   National City Bank, 5.421%, Due 6/4/2007 ++ ......       36,800        36,815
   Royal Bank of Canada,
      5.317%, Due 12/22/2006 ++ .....................       30,000        29,997
      5.52%, Due 1/12/2007 ++ .......................       10,000        10,001
   Royal Bank of Scotland Plc,
      5.41%, Due 11/24/2006 ++ # ....................      30,200        30,202
      5.367%, Due 3/30/2007 ++ # ....................      278,000       278,034
      5.32%, Due 10/19/2007 ++ # ....................      150,000       150,000
   SouthTrust Bank,
      5.45%, Due 3/19/2007 ++ .......................       46,000        46,019
      5.45%, Due 6/14/2007 ++ .......................       16,170        16,180
   State Street Bank & Trust Co.,
      5.36%, Due 12/15/2006 ++ ......................       16,950        16,949
      5.47%, Due 1/16/2007 ++ .......................       59,500        59,502
   SunTrust Banks, Inc., 5.486%, Due 5/17/2007 ++ ...      167,000       167,078
   US Bank, NA,
      5.445%, Due 1/25/2007 ++ ......................      233,000       233,005
      5.39%, Due 3/16/2007 ++ .......................       50,000        50,009
      5.42%, Due 9/10/2007 ++ .......................       50,000        50,031
      5.538%, Due 10/1/2007 ++ ......................       12,750        12,760
   Wachovia Bank, NA,
      5.341%, Due 12/4/2006 ++ ......................       27,000        27,000
      5.327%, Due 3/30/2007 ++ ......................      200,000       199,999
   Wachovia Corp., 5.354%, Due 9/28/2007 ++ .........       50,000        50,014
   World Savings Bank FSB,
      5.46%, Due 6/1/2007 ++ ........................      178,460       178,551
      5.49%, Due 10/19/2007 ++ ......................      400,000       400,175
                                                                     -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES .....                  4,467,315
                                                                     -----------
COMMERCIAL PAPER - 17.53%
   Falcon Asset Security Corp.,
      5.27%, Due 10/27/2006 # .......................       79,559        79,279
      5.26%, Due 11/21/2006 # .......................       23,194        23,024
   FCAR Owner Trust, Series I,
      5.28%, Due 10/16/2006 .........................      100,000        99,795
      5.28%, Due 11/8/2006 ..........................       50,000        49,729
      5.29%, Due 11/15/2006 .........................       50,000        49,677
      5.28%, Due 12/13/2006 .........................      100,000        98,944
      5.285%, Due 12/15/2006 ........................       50,000        49,457
      5.27%, Due 12/20/2006 .........................       66,000        65,237

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                           PAR
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (DOLLARS IN THOUSANDS)
   Fountain Square Commercial Funding,
      5.27%, Due 10/11/2006 # .......................   $   50,000   $    49,934
      1.00%, Due 10/16/2006 # .......................       48,000        47,902
      1.00%, Due 10/25/2006 # .......................       21,000        20,929
      5.27%, Due 11/9/2006 # ........................       47,000        46,738
      5.29%, Due 11/15/2006 # .......................       20,619        20,486
      5.29%, Due 11/21/2006 # .......................        5,076         5,039
      5.26%, Due 11/28/2006 # .......................       44,684        44,312
      5.28%, Due 12/1/2006 # ........................       14,898        14,767
      5.29%, Due 12/19/2006 # .......................       50,000        49,427
      5.26%, Due 12/20/2006 # .......................       45,000        44,481
   Galaxy Funding, Inc., 5.275%, Due 11/27/2006 # ...       40,000        39,672
   Golden Funding Corp., 5.26%, Due 12/26/2006 # ....       21,913        21,641
   GOVCO, Inc., 5.28%, Due 11/21/2006 # .............       32,000        31,765
   K2 USA LLC, 5.28%, Due 11/27/2006 # ..............       26,800        26,580
   Long Lane Master Trust IV, 5.27%, Due
      10/6/2006 # ...................................      150,000       149,912
   Preferred Receivables Funding Corp., 5.265%,
      Due 10/5/2006 # ...............................       35,000        34,985
   Scaldis Capital LLC,
      5.27%, Due 10/30/2006 # .......................      200,000       199,180
      5.27%, Due 10/31/2006 # .......................       70,470        70,171
   Sheffield Receivables Corp.,
      5.265%, Due 10/16/2006 # ......................       16,616        16,582
      5.265%, Due 10/18/2006 # ......................      150,000       149,649
   Stanfield Victoria,
      5.27%, Due 10/4/2006 # ........................       59,000        58,983
      5.295%, Due 11/1/2006 # .......................       35,000        34,845
      5.27%, Due 11/9/2006 # ........................       40,000        39,777
   Three Rivers Funding Corp.,
      5.28%, Due 10/12/2006 # .......................      118,354       118,180
      5.27%, Due 10/16/2006 # .......................       83,871        83,699
      5.28%, Due 10/26/2006 # .......................      274,743       273,816
   Tulip Funding Corp., 5.27%, Due 10/31/2006 # .....      123,492       122,968
   Windmill Funding Corp.,
      5.265%, Due 10/10/2006 # ......................       24,000        23,972
      5.27%, Due 11/10/2006 # .......................       34,000        33,806
      5.27%, Due 12/18/2006 # .......................       73,500        72,671
                                                                     -----------
   TOTAL COMMERCIAL PAPER ...........................                  2,462,011
                                                                     -----------
TIME DEPOSITS - 7.55%
   Deutsche Bank AG, 5.406%, Due 10/2/2006 ..........      450,000       450,000
   Dexia Credit Local S.A., 5.375%, Due 10/2/2006 ...      400,000       400,000
   ING Bank, NV, 5.40%, Due 10/2/2006 ...............      100,000       100,000
   Suntrust Bank, 5.313%, Due 10/2/2006 .............      110,000       110,000
                                                                     -----------
   TOTAL TIME DEPOSITS ..............................                  1,060,000
                                                                     -----------

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                           PAR
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS - 14.79%
   Barclays Capital, Inc., 5.37%, Due 10/2/2006 .....   $1,775,000   $ 1,775,000
   Goldman Sachs, 5.36%, Due 10/2/2006 ..............      301,631       301,631
                                                                     -----------
   TOTAL REPURCHASE AGREEMENTS ......................                  2,076,631
                                                                     -----------
TOTAL INVESTMENTS - 107.02% (COST $15,027,832) ......                $15,027,832
LIABILITIES, NET OF OTHER ASSETS - (7.02%) ..........                   (985,536)
                                                                     -----------
TOTAL NET ASSETS - 100.00% ..........................                $14,042,296
                                                                     ===========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,910,714 or 27.85% of net assets.

                             See accompanying notes

The American Beacon Municipal Money Market Mileage Fund invests all of its investable assets in the American Beacon Master Municipal Money Market Portfolio. The Schedule of Investments for the American Beacon Master Municipal Money Market Portfolio for the fiscal quarter ended
September 30, 2006 is provided below.

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

                                                                   PAR
                                                                 AMOUNT     VALUE
                                                                --------   -------
                                                              (DOLLARS IN THOUSANDS)
ALABAMA - 3.21%
   Infirmary Health System Special Care Facilities
      Financial Authority of Mobile Revenue Bonds,
      Series 2006A, 3.75%, Due 2/1/2040, LOC Bank of
      Nova Scotia .........................................     $  1,000   $ 1,000
                                                                           -------
COLORADO - 6.34%
   Colorado Educational and Cultural Facilities
      Variable Rate Demand Revenue Bonds, Series A7,
      (National Jewish Federation Bond Program),
      3.89%, Due 7/1/2029, LOC Bank Of America, NA ........          975       975
   University of Colorado Hospital System Revenue
      Bonds, Series 2004B, 3.74%, Due 11/15/2035, LOC
      Citibank, NA ........................................        1,000     1,000
                                                                           -------
   TOTAL COLORADO .........................................                  1,975
                                                                           -------
FLORIDA - 16.48%
   Alachua County, Florida Housing Financial
      Authority, Multifamily Housing Revenue Bonds,
      Series 2001, (University Cove Apartment
      Project), 3.79%, Due 6/15/2034, LOC Fannie
      Mae .................................................        1,830     1,830
   Florida Gulf Coast University Financing Corp.
      Revenue Bonds, Series 2003, 3.78%, Due
      12/1/2033, LOC Wachovia Bank, NA ....................        1,000     1,000
   Orange County Health Facilities Authority,
      Variable Rate Demand Revenue Bonds, Series
      1992, (Adventist Health System/Sunbelt, Inc.),
      3.83%, Due 11/15/2014, LOC Suntrust Bank ............          900       900
   University Athletic Association, Inc. Revenue
      Bonds, Series 2001 Bonds, 3.86%, Due 10/1/2031,
      LOC Suntrust Bank ...................................        1,405     1,405
                                                                           -------
   TOTAL FLORIDA ..........................................                  5,135
                                                                           -------
ILLINOIS - 8.34%
   Illinois Finance Authority Variable Rate Revenue
      Bonds, Series 2005B, 3.84%, Due 5/15/2035, LOC
      JP Morgan Chase .....................................          800       800
   Village of Richton Park, Illinois-Industrial
      Development Revenue Bonds, Series 1997, (Avatar
      Corporation Project), 3.90%, Due 4/1/2027, LOC
      Fifth Third Bank ....................................        1,800     1,800
                                                                           -------
   TOTAL ILLINOIS .........................................                  2,600
                                                                           -------
INDIANA - 3.21%
   Fort Wayne, Indiana Industrial Economic
      Development Revenue Bonds, Series 1989,
      (ND-Tech Corporation Project), 3.88%, Due
      7/1/2009, LOC Comerica Bank .........................        1,000     1,000
                                                                           -------
KENTUCKY - 7.18%
   Breckinridge County, Kentucky Lease Program
      Revenue Bonds, Series A, 3.89%, Due 2/1/2032,
      LOC US Bank, NA .....................................        1,136     1,136
   Carroll County, Kentucky Solid Waste Disposal
      Revenue Bonds, Series 2001, (North American
      Stainless, L.P.), 3.76%, Due 5/1/2031, LOC
      Fifth Third Bank ....................................        1,100     1,100
                                                                           -------
   TOTAL KENTUCKY .........................................                  2,236
                                                                           -------
MARYLAND - 5.39%
   Montgomery County, Maryland Variable Rate Housing
      Revenue Bonds, Series 1997, Issue I (The
      Grand), 3.75%, Due 6/1/2030, LOC Federal
      National Mortgage Association .......................        1,680     1,680
                                                                           -------
MICHIGAN - 5.70%
   Michigan State Housing Development Authority,
      Variable Rate Limited Obligation Multifamily
      Housing Revenue Refunding Bonds, 3.76%, Due
      6/1/2018, LOC Bank of New York ......................        1,775     1,775
                                                                           -------

                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                                   PAR
                                                                 AMOUNT     VALUE
                                                                --------   -------
                                                              (DOLLARS IN THOUSANDS)
NEVADA - 3.21%
   Nevada Housing Divison-Variable Rate Demand Multi-Unit
      Housing Revenue Bonds, Series 2004, (Sundance
      Village Apartments), 3.77%, Due 10/1/2035, LOC
      Citibank, NA ........................................     $  1,000   $ 1,000
                                                                           -------
NEW YORK - 10.91%
   Dutchess County Industrial Development Agency Variable
      Rate Demand Civic Facility Revenue Bonds, Series
      2002, 3.75%, Due 10/1/2032, LOC Allied Irish Bank,
      PLC .................................................        1,000     1,000
   New York City Housing Development Corporation,
      Multi-Family Mortgage Revenue Bonds, Series 2002A,
      (First Avenue Development), 3.79%, Due 10/15/2035,
      LOC Fannie Mae ......................................          800       800
   New York State Housing Finance Agency, 66 West 38th
      Street Housing Revenue Bonds, Series 2000A, 3.75%,
      Due 5/15/2033, LOC Fannie Mae .......................        1,600     1,600
                                                                           -------
   TOTAL NEW YORK .........................................                  3,400
                                                                           -------
OHIO - 5.45%
   Ohio Water Development Authority, Environmental
      Improvement Revenue Bonds, Series 2000B, (Waste
      Management, Incorporated Project), 3.89%, Due
      7/1/2020, LOC Fleet National Bank ...................        1,700     1,700
                                                                           -------
PENNSYLVANIA - 7.38%
   Delaware County Pennsylvania Pollution Control, Series
      1999A, 3.86%, Due 4/1/2021, LOC Wachovia Bank, NA ...          800       800
   Indiana County Industrial Development Authority
      Refunding Bonds, Series 2003A (Exelon Generation),
      3.88%, Due 6/1/2027, LOC BNP Paribas ................        1,500     1,500
                                                                           -------
   TOTAL PENNSYLVANIA .....................................                  2,300
                                                                           -------
TEXAS - 3.85%
   City of Midlothian, Texas Industrial Development
      Corporation, Environmental Facilities Revenue Bonds,
      Series 1999, (Holnam Texas Limited Partnership
      Project), 3.77%, Due 9/1/2031, LOC Bank One .........        1,200     1,200
                                                                           -------
UTAH - 3.69%
   Morgan County UT Solid Waste Disposal Revenue Bonds,
      Series 1996, (Holman, Inc. Project), 3.80%, Due
      8/1/2031, LOC Wachovia Bank, NA .....................        1,150     1,150
                                                                           -------
WASHINGTON - 3.21%
   Washington State Housing Finance Commission Variable
      Rate Demand Non-Profit Revenue Bonds, Series 2005,
      (Seattle Art Museum Project), 3.81%, Due 7/1/2033,
      LOC Allied Irish Bank, PLC ..........................        1,000     1,000
                                                                           -------
WYOMING - 4.81%
   Sweetwater County, Wyoming Pollution Control Revenue
      Refunding Bonds, Series 1990A, (Pacificorp Project),
      3.75%, Due 7/1/2015, LOC Barclays Bank PLC ..........        1,500     1,500
                                                                           -------

                                                               SHARES
                                                              --------
SHORT TERM INVESTMENTS - 1.40%
   BlackRock Provident MuniCash Fund ......................     71,472        72

                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                                 SHARES     VALUE
                                                                --------   -------
                                                              (DOLLARS IN THOUSANDS)
   Federated Municipal Obligations Fund ...................      365,242   $   365
                                                                           -------
   TOTAL SHORT TERM INVESTMENTS ...........................                    437
                                                                           -------
TOTAL INVESTMENTS - 99.76% (COST $31,088) .................                $31,088
OTHER ASSETS, NET OF LIABILITIES - 0.24% ..................                     74
                                                                           -------
TOTAL NET ASSETS - 100.00% ................................                $31,162
                                                                           =======

     Percentages are stated as a percent of net assets.

     For municipal obligations, rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes

The American Beacon U.S. Government Money Market Mileage Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
September 30, 2006 is provided below.


AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

                                                                PAR
                                                              AMOUNT      VALUE
                                                             --------   --------
                                                           (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 9.83%
FEDERAL HOME LOAN BANK - 2.93%
      5.341%, Due 4/4/2007 ++...........................     $ 10,000   $  9,998
      5.25%, Due 6/8/2007 ++............................        3,000      2,999
                                                                        --------
                                                                          12,997
                                                                        --------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.31%
      5.238%, Due 12/27/2006 ++.........................       10,000      9,998
      5.18%, Due 1/2/2007 #.............................        9,210      9,088
                                                                        --------
                                                                          19,086
                                                                        --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.59%
      5.07%, Due 10/25/2006 #...........................          850        847
      5.22%, Due 12/6/2006 #............................          655        649
      5.257%, Due 12/22/2006 ++.........................       10,000      9,999
                                                                        --------
                                                                          11,495
                                                                        --------
   TOTAL U.S. AGENCY OBLIGATIONS........................                  43,578
                                                                        --------
REPURCHASE AGREEMENTS - 90.10%
   Banc of America Securities, LLC, 5.37%, Due
      10/2/2006.........................................      170,000    170,000
   Barclays Capital, Inc., 5.37%, Due 10/2/2006.........      140,000    140,000
   Goldman Sachs, 5.36%, Due 10/2/2006..................       89,291     89,291
                                                                        --------
   TOTAL REPURCHASE AGREEMENTS..........................                 399,291
                                                                        --------
TOTAL INVESTMENTS - 99.93% (COST $442,869)..............                $442,869
OTHER ASSETS, NET OF LIABILITIES - 0.07%................                     292
                                                                        --------
TOTAL NET ASSETS - 100.00%..............................                $443,161
                                                                        ========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#    Rates represent discount rate.

                             See accompanying notes

AMERICAN BEACON MILEAGE FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


   Security Valuation

    Securites of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MILEAGE FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 28, 2006
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 28, 2006
      -----------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 28, 2006
      -----------------